Summary of Accounting Policies, and Description of Business (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash advances from related party			$ 11,674
Advances (net) from related parties	$ 22,463	$ 11,490	25,162	$ 13,695
Accounts payable, related parties	$ 36,135	$ 88,002	$ 13,672	$ 76,512
Cash and cash equivalents in excess of insured amounts